Additional Cash Flow Disclosures	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Additional Cash Flow Disclosures	Additional Cash Flow Disclosures

Net Change In Non-Cash Working Capital

	2020 $	2019 $	2018 $
Change in:
Contract receivable	—	—	4,767,100
Other receivables	1,979,111	(2,017,122)	(13,924)
Prepaid expenses	286,391	(2,012,605)	475,077
Accounts payable and accrued liabilities	(1,368,203)	1,347,365	(1,858,170)
Contract liability	—	—	547,707
Other liabilities	(723,230)	807,877	(27,982)
Non-cash impact of foreign exchange	35,710	78,708	14,531
Change in non-cash working capital related to operating activities	209,779	(1,795,777)	3,904,339

Other Cash Flow Disclosures

	2020 $	2019 $	2018 $
Cash interest received	189,720	274,094	173,496
Cash taxes paid	12,080	5,448	15,728